PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2012
Paid In Capital [Abstract]
PAID-IN CAPITAL

NOTE 32: PAID-IN CAPITAL

Redeemable preference shares to the Hellenic Republic

On January 22, 2009, at an Extraordinary General Meeting, the Bank's shareholders approved the issue of 70.0 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the preemptive rights of the existing shareholders in favor of the Greek State in accordance with Greek Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic Bank Support Plan. On May 21, 2009, the Bank's Board of Directors certified that the Greek State fully covered the said issue of preference shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points. On May 25, 2009, the minutes of the Board of Directors' meeting covering the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's share capital increased by EUR 350.0 million.

The redeemable preference shares issued by the Bank to the Hellenic Republic are not transferable and embody the following privileges:

(a)       the right to receive payment of a fixed return, calculated on a 10% basis over the issue price of each preference share which is payable within one month as of the Bank's Annual Shareholders Meeting (i) in priority over the ordinary shares, (ii) in priority over the dividend amounts distributed pursuant to Article 1 par. 3 of Greek Law 3723/2008 and (iii) irrespective of distribution of dividend to other classes of shareholders and provided that, following payment of the said fixed return, the Bank's and Group's capital adequacy ratios, meet the respective capital adequacy requirements set by the Bank of Greece.

The fixed return on the said preference shares is to be calculated accrued on an annual basis pro rata to the time period during which the Greek State remains a Preferred Shareholder and paid within one month as of the Bank's Annual Shareholders Meeting approval of the annual financial statements for the respective year, subject to availability of distributable funds, in accordance with Article 44a of the Greek Company Law 2190/1920, specifically profits from the last and/or previous financial years and/or reserves, and subject to prior authorization of the distribution of such available funds by a Bank's Annual Shareholders Meeting resolution. In case of inadequacy of distributable funds, the Preferred Shareholder is entitled to receive payment of fixed return on the preference shares in priority over the Common Shareholders, up to exhaustion of such distributable funds; and

(b)       upon liquidation, the right in liquidation proceeds in priority over all other shareholders.

(c)       the Hellenic Republic can appoint a member on the Bank's Board of Directors as its representative. The representative has a right to exercise a veto over any decision of a strategic nature, or on decisions which materially affect the Bank's legal or financial status and require approval by the Bank's Shareholders Meeting, or on decisions related to dividend distributions and bonus policies for the Bank's management, by resolution of the Minister of Economy and Finance, or that may be deemed by the Hellenic Republic representative that such decisions affect the depositors' interests or materially affect the Bank's credit standing and normal course of business. Furthermore, the Hellenic Republic representative has the right of free access to the Bank's books and records, restructuring and viability reports, medium-term financing plans, and data regarding the level of credit provided to the real economy, for the purposes of Greek Law 3723/2008.

The Ministry of Economy and Finance, through its letter to the Bank of Greece (Protocol Number 39389/B2038/7.8.2009) clarified that the funds provided by the Greek State to the financial institutions through the issuance of preference shares, are for the support of the capital adequacy of the Greek banking sector and not for medium term funding. In this respect the Government enacted Greek Law 3844/2010 under which, the preference shares are not mandatorily redeemable. However, if not redeemed after five years following their issuance and if the participating bank's General Meeting of Shareholders has not approved their redemption, the Greek Minister of Finance will impose, pursuant to a recommendation by the Bank of Greece, a gradual cumulative increase of 2% per year on the 10% fixed return provided for during the first five years from the issuance of the shares to the Hellenic Republic.

In accordance with Ministerial Decision 2/98029/0023A/17-01-2012, the redemption of the preference shares issued to the Greek State, will, from December 31, 2011 onwards, be effected at the original par value of the preference shares through the exchange of Greek government bonds or treasury bills. At any redemption date the Greek government bonds or treasury bills to be exchanged should have the following characteristics:

  their nominal value should be of equal to the nominal value of the bonds issued as consideration for the preference shares issued by the Bank their maturity date should be the same or up to one month beyond the corresponding maturity date of the bonds issued as consideration for the preference shares issued by the Bank their market value as at the date of redemption should match their nominal value. If this is not applicable the difference will be settled between the parties in cash.

On November 26, 2010, at the Bank's Shareholders Extraordinary General Meeting, the shareholders approved the repurchase by the Bank of the Greek Law 3723/2008 preference shares of a nominal value of EUR 350.0 million through payment in cash, subject to obtaining Bank of Greece and other statutory approvals.

On December 22, 2011, the Extraordinary General Meeting of the Bank's Shareholders approved a) the share capital increase by EUR 1.000.0 million through the issue of additional 200.0 million Redeemable Preference Shares at a nominal value of EUR 5.00 each with the cancellation of the preemptive rights of the existing shareholders in favor of the Greek State, in accordance with Greek Law 3723/2008 and b) the revocation of the decision of the Extraordinary General Meeting of the Bank's Shareholders held on November 26, 2010 regarding the repurchase by the Bank of the 70.0 million Redeemable Preference Shares in favor of the Greek State, in accordance with Greek Law 3723/2008.

On December 30, 2011, following the above decision, the Bank issued the 200.0 million Redeemable Preference Shares at a nominal value of EUR 5.00 each.

Other capital increases

On February 18, 2010, the second Repeat General Meeting of the Bank's Shareholders approved the assignment to the Board of Directors of the right to issue bonds convertible to shares, as per the provisions of Articles 3a and 13 of the Greek Company Law 2190/1920 and Article 5 of the Bank's Articles of Association, for a period of five years, up to an amount corresponding to 50% of the paid-up share capital of the Bank as at the time of the assignment of the said right, that is EUR 1,696.3 million. The Meeting authorized the Board of Directors to decide the particular terms and details of such issuance, as well as the procedure by which the bonds will be converted to shares.

The Annual General Meeting of the Bank's Shareholders held on May 15, 2008, authorized the Board of Directors to increase the Bank's share capital through the issue of ordinary shares with a preemptive right in favor of existing shareholders within a period of three years as of the date of the said Annual General Meeting and up to the amount that corresponds to 50% of the Bank's paid up share capital.

On September 10, 2010, following the above authorizations, the Board of Directors, approved the increase of the Bank's ordinary share capital through a rights issue by offering:

•       121,408,315 new ordinary shares of nominal value of EUR 5.0 each and subscription price of EUR 5.2 each. The shares were offered to existing ordinary shareholders at a ratio of 1 new share for every 5 shares held. The total capital raised amounted to EUR 631,323 thousand of which EUR 607,041 thousand was credited to common stock and the remaining EUR 24,282 thousand to additional paid-in capital. The new shares were listed on the ATHEX on October 19, 2010; and

•       227,640,590 convertible bonds to 227,640,590 new ordinary shares of nominal value of EUR 5.0 each and subscription price of EUR 5.2 each. The bonds were offered to existing ordinary shareholders at a ratio of 3 convertible bonds for every 8 shares held. The convertible bonds carried no interest and were convertible to ordinary shares after 7 days from their issuance. The total capital raised amounted to EUR 1,183,731 thousand of which EUR 1,138,203 thousand was credited to common stock and the remaining EUR 45,528 thousand to additional paid-in capital. The new shares were listed on the ATHEX on October 25, 2010.